Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Entity Registrant Name	SYNOPSYS INC
Amendment Flag	false
Entity Central Index Key	0000883241
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address, Address Line One	690 East Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	584-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value of $0.01 per share)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false